Other Investments - current	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Other Investments - current
7.	Other Investments - current

	As at March 31,
	2020		2020		2019
	(In millions)
(a) Investments - measured at fair value through other comprehensive income
Equity Shares (quoted)	US$	—	Rs.	—	Rs.	9.2

Total	US$	—	Rs.	—	Rs.	9.2

(b) Investments - measured at f air value through profit and loss
Mutual funds	US$	199.2	Rs.	15,069.3	Rs.	11,919.0

Total	US$	199.2	Rs.	15,069.3	Rs.	11,919.0

(c) Investments - measured at amortized cost Unquoted:
Mutual funds	US$	1,236.3	Rs.	93,546.0	Rs.	77,455.1

Total	US$	1,236.3	Rs.	93,546.0	Rs.	77,455.1

Total (a+b+c)	US$	1,435.5	Rs.	108,615.3	Rs.	89,383.3